Other receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other receivables	Note 8 – Other receivables Other receivables consist of the following:
	As of December 31, 2025	As of December 31, 2024

Employee advance and others	$82,964	$4,596
Total	$82,964	$4,596